Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments	12 Months Ended
Dec. 31, 2019
PROVISIONS
Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments

36.  THIRD PARTY GUARANTEES, OTHER CONTINGENT ASSETS AND LIABILITIES, AND OTHER COMMITMENTS.

36.1 Direct guarantees.

As of December 31, 2019 and 2018, the Group had future energy purchase commitments amounting to ThCh$7,647,064 and ThCh$8,404,005, respectively.

36.2 Indirect guarantees.

			Debtor			Outstanding balance as of
Contract	Maturity	Creditor of Guarantee	Company	Relationship	Type of Guarantee	Currency	12-31-2019	12-31-2018
Bonds Series B (1)	October 2028	Bondholders of Enel Américas’ Bonds	Enel Américas	Entities demerged from original debtor Enersis S.A. (codebtor Enel Chile S.A.)	Codebtor	UF	11,646,991	15,821,814
Credit Agreement	September 2019	Scotiabank Chile	Enel Green Power Chile Limitada	Subsidiary	Aval	USD	-	70,214,637
Credit Agreement	December 2020	Scotiabank Chile	Enel Green Power Chile Limitada	Subsidiary	Aval	USD	112,882,048	104,258,927
Credit Agreement	November 2022	Pto. GDN BID	Enel Green Power Chile Limitada	Subsidiary	Aval	USD	22,592,723	-
Credit Agreement	December 2021	Scotiabank Chile	Empresa Eléctrica Panguipulli S.A.	Subsidiary	Aval	USD	113,069,511	104,477,333
Credit Agreement	December 2027	Enel Finance International N.V.	Enel Green Power Chile Limitada	Subsidiary	Aval	USD	484,341,824	447,431,880
(1)

As a result of the Enersis’ Spin-Off and in accordance with the bond indenture, all entities arising from the demerger are liable for the debt, regardless that the payment obligation remains in Enel Américas S.A.

36.3 Lawsuits and Arbitration Proceedings.

As of the date of these consolidated financial statements, the most relevant litigation involving the Company and its subsidiaries are as follows:

1.	Enel Chile S.A.
1.1.

Inversiones Tricahue S.A., a minority shareholder of Empresa Eléctrica Pehuenche S.A., requested in the 20th Civil Court of Santiago the appointment of an arbitrator, to hear and resolve the arbitration claim that Inversiones Tricahue S.A. seeks to bring against Empresa Eléctrica Pehuenche S.A., Enel Generación Chile S.A., Enel Chile S.A., and the directors of these three companies, for the alleged damages that the Pehuenche management allegedly inflicted on the minority shareholders, as a result of the Project Elqui reorganization plan and the development of Pehuenche’s electricity generation business.

Once the request for the appointment of an arbitrator was presented, the three defendant companies and their directors submitted numerous objections, all of which were rejected by a ruling dated June 25, 2018. Subsequently, Mr. Nelson Contador was designated as the arbitrator and accepted the appointment. The companies and their directors appealed the appointment of the arbitrator, a hearing on the appeal was held and the appeal is pending a ruling. In parallel, the appointed arbitrator issued a ruling that summoned the parties to a hearing to set the rules of procedure and fees of the arbitrator, which will occur on the tenth day after notification of the ruling to all of the parties, which as of December 31, 2019 had not yet occurred.

2.	Enel Generación Chile S.A.

2.1. By means of ORD No. 5,705 dated May 23, 2016, the Superintendency of Electricity and Fuels, filed charges against GasAtacama Chile S.A. (which merged into Enel Generación Chile S.A. on October 1, 2019) for providing allegedly erroneous information to CDEC-SING with respect to the Minimum Technical parameters (MT) and Average Operating Time parameters (TMO) during the period between January 1, 2011 and October 29, 2015, GasAtacama Chile S.A. presented its objections, which were rejected by the Superintendency’s Resolution No. 014606 dated August 4, 2016, which imposed a fine of 120,000 UTM (ThCh$5,964,760). In opposition to the resolution of the Superintendency that applied the fine, GasAtacama Chile S.A. submitted a request for reconsideration before the Superintendency, which was rejected by the Superintendency through Resolution No. 15,908, dated November 2, 2016, which confirmed the fine imposed. In opposition to the resolution, GasAtacama Chile S.A. filed a claim of illegality before the Court of Appeals of Santiago, which on April 9, 2019, issued a ruling that reduced the fine 120,000 UTM (10.000 UTA) imposed to fine 500 UTA (ThCh$297,738). Both the Superintendency and GasAtacama Chile S.A.filed appeals before the Supreme Court against this ruling, which on January 15, 2020 rejected both appeals, confirmed the fine of 500 UTA (ThCh $ 297,738) and also declared, that there had been no delivery of false information to the coordinator of the CDEC-SING by GasAtacama Chile S.A. during the relevant period.

3.	Enel Distribución Chile S.A.
3.1

Mrs. Evelyn del Carmen Molina González, on behalf of herself and her minor daughters Maite Alué Letelier Molina and Daniela Anaís Letelier Molina, filed a claim for compensation of damages against Chilectra S.A. (now Enel Distribución Chile S.A.) and its subcontractor Sociedad de Servicios Personales para el Área Eléctrica Limitada (“SSPAEL”) for a total amount of ThCh$2,000,000  (ThCh$1,000,000 for the and for the first plaintiff and  ThCh$500,000 of  each of the latter two plaintiffs) for punitive damages due to the death of their spouse and father, respectively, Mr. David Letelier Riveros (deceased), which occurred on May 25, 2013 as a result of the injuries sustained after receiving an electric shock and falling from the height of a public street lighting post on which he was working. A judgment was issued on November 7, 2017 which found SSPAEL  and Enel Distribución Chile (Chilectra) jointly liable to pay the sum of ThCh$90,000 for punitive damages to the plaintiffs , plus adjustments and costs. On November 24, 2017 Enel Distribución Chile filed an appeal against the judgment, raising the background to the Court of Appeals of Santiago, on December 4, 2017. On December 21, 2018 the judgment was confirmed by the Court of Appeals reducing the punitive damages to ThCh$70,000. On January 10, 2019 an appeal was  filed, which as of December 31, 2019 was pending resolution.

3.2

Mrs. Ximena Acevedo Herrera, Benjamín Jiménez Acevedo, Francisco Jiménez Acevedo, Nancy Garrido Muñoz, Juan Carlos Jiménez Rocuant, Carolina Jiménez Garrido and Natalia Jiménez Garrido filed a claim for compensation of damages against Ingeniería Eléctrica Azeta Ltda and Enel Distribución Chile S.A. for a total amount of ThCh$878,227   (ThCh$28,227) for lost profits and ThCh$850,000 for punitive damages) due to the death of their spouse, father, son, and brother, Mr. Juan Pablo Jiménez Garrido (deceased), which occurred on February 22, 2013 as a result of a head trauma caused by a bullet that was lodged in his brain. Enel Distribución Chile S.A. is a defendant in its capacity as the contractor of Azeta. The trial period is over. As of December  31, 2019,  notification to  the plaintiff of abandonment of the proceeding was still pending.

3.3

Mr. Víctor Hugo Coronado González and Mrs. Francia Magali Bustos Uribe, both on behalf of themselves and their minor daughter, Nicolson Rocío Coronado Bustos, and son, Víctor Ignacio Coronado Bustos, filed a claim for compensation of damages against Enel Distribución Chile S.A. for a total amount of ThCh$704,860  (ThCh$264,860 for loss of earnings and ThCh$440,000 for punitive damages) due to the accident that occurred on June 22, 2015 and affected Mr. Víctor Hugo Coronado González who received an electrical shock and suffered severe injuries. The trial period is over. A judgment of May 22, 2019 dismissed the lawsuit against Enel Distribución Chile S.A. On June 19, 2019, the plaintiffs filed an appeal, which as of December 31, 2019 was pending resolution.

3.4

By means of Exempt Resolution No. 21,036 dated November 3, 2017, the Superintendency of Electricity and Fuels confirmed the fine of 35,611 UTM (ThCh$1,767,125) imposed on Enel Distribución Chile S.A. when it ruled against the request for reconsideration filed on January 14, 2016 against Exempt Resolution No. 11,750 dated December 29, 2015 because it determined that, in the period 2013-2014, Enel Distribución Chile had repeatedly exceeded the continuity of supply indices established by law. In opposition to the aforementioned ruling, Enel Distribución Chile filed an appeal with the Court of Appeals of Santiago on November 28, 2017. On April 21, 2019, the expert witness presented a report, which on April 30, 2019 the Court of Appeals of Santiago considered. On June 21, 2019 the claim was ready to be heard by the court. On June 26, 2019, the Constitutional Court issued a ruling, which gives effect to the principle of inapplicability due to unconstitutionality presented by Enel Distribución Chile. On June 28, 2019, the Court of Appeals of Santiago took into account the ruling issued by the Constitutional Court and, on its merit, suspended the proceeding, through an official letter to the Constitutional Court issued on June 28, 2019. On November 7, 2019, the Constitutional Court rejected the appeal for inapplicability due to unconstitutionality, resuming the litigation proceeding on November 22, 2019. As of December 31, 2019, the proceeding was in a waiting stage for the allegations of those involved to be heard.

3.5

By means of Exempt Resolution No. 24,805 dated July 20, 2018, the Superintendency of Electricy and Fuels confirmed the fine imposed on Enel Distribución Chile S.A. for 80,000 UTM (ThCh$3,969,840) when it ruled against the request for reconsideration filed against Exempt Resolution No. 21,788 dated December 29, 2017 because it determined that Enel Distribución Chile kept more than 100,000 customers without electricity supply for a period exceeding 20 hours, in relation to the power outage that occurred on July 15, 2017 (the snowstorm event). In opposition to the aforementioned ruling, Enel Distribución Chile filed an appeal with the Court of Appeals of Santiago on August 7, 2018. On March 7, 2019, Enel Distribución Chile asked the Court to appoint a new civil electrical engineer expert, who was appointed in a resolution dated March 15, 2019, was notified on July 3, 2019, and accepted the appointment and proposed his fees on August 16, 2019. The court gave notice to the parties, and on September 5, 2019 the parties responded and accepted the expert’s fees and payment method. On November 28, 2019, the hearing to recognize this was held and subsequently on December 20, 2019, certification of the end of the trial period was requested. As of December 31, 2019, the proceeding was in the decision stage.

3.6

By means of Exempt Resolution No. 24,821 dated July 23, 2018, the Superintendency of Electricity and Fuels confirmed the fine imposed on Enel Distribución Chile S.A. for 10,000 UTM, (ThCh$496,230), when it ruled against the request for reconsideration filed against Exempt Resolution No. 21790 dated December 29, 2017 because it determined that Enel Distribución Chile did not provide adequate and timely customer service during the power outage that occurred on July 15, 2017 (the snowstorm event), which resulted from not having adequate customer service and information systems. In opposition to the aforementioned resolution, Enel Distribución Chile filed an appeal with the Court of Appeals of Santiago on August 7, 2018. On February 1, 2019 Enel Distribución Chile presented a list of witnesses, and such evidence was received on February 8, 2019, when Enel Distribución Chile also requested a hearing for the appointment of an expert. The request was accepted and the Court hearing was set for February 13, 2019. On February 28, 2019, Enel Distribución Chile again requested that the Court designate an expert, following the non-appearance of the counterparty at the hearing to designate an expert. On March 7, 2019, an expert was appointed, who accepted the appointment and proposed his fees on March 17, 2019. The Court acknowledged the acceptance of the appointment in a resolution dated March 25, 2019. On September 6, 2019, Enel Distribución Chile recorded 50% of the expert’s fees, which the Court made effective on September 24, 2019. On November 27, 2019, the expert received made the corresponding payment. As of December 31, 2019, the proceeding was in the decision stage.

3.7

By means of Exempt Resolution No. 24,249 dated June 18, 2018, the Superintendency of Electricity and Fuels imposed a fine of 3,000 UTM (ThCh$ 148,869), on Enel Distribución Chile S.A. for a power failure that occurred on October 20, 2016, when the 110 Kv Cerro Navia-Lo Prado line was disconnected due to a mono-phase failure between phase A and the ground, which was caused by bird droppings that caused a short circuit between conductors of phase A and a crosshead in portal No. 1 from 110 Kv to the S/E Lo Prado substation. In opposition to this resolution, Enel Distribución Chile S.A. filed a motion for reconsideration, which was rejected by Exempt Resolution No. 29,080 dated May 8, 2019. In opposition to the aforementioned resolution, Enel Distribución Chile S.A. filed an appeal with the Court of Appeals of Santiago on August 7, 2018. On June 13, 2019, a resolution was issued that considered the appeal and requested a report from the Superintendency of Electricity and Fuels, which was served on the Superintendency of Electricity and Fuels on June 17, 2019. The Superintendency of Electricity and Fuels issued the report on July 1, 2019, and the claim was ready to be heard by the court on July 5, 2019. On July 17, 2019, the hearing of the case took place and a judgment was issued on July 22, 2019 which rejected the appeal and confirmed the fine imposed by the Superintendency of Electricity and Fuels. Enel Distribución Chile S.A. filed an appeal against that judgment on August 2, 2019. On November 13, 2019, the Supreme Court upheld the judgment on appeal, maintaining the fine imposed by the Superintendency of Electricity and Fuels, which as of December 31, 2019 was pending payment.

3.8

By means of Exempt Resolution No. 24,870 dated July 25, 2018, the Superintendency of Electricity and Fuels imposed a fine of 6,000 UTM (ThCh$297,738) on Enel Distribución Chile S.A. for the accident that occurred on July 15, 2017 at the property Bombero Núñez Street, No. 40, in the Commune of Recoleta, where the company's underground distribution network would have been linked. In opposition to this resolution, Enel Distribución Chile filed a motion for reconsideration, which was rejected by Exempt Resolution No. 28320 dated March 21, 2019. On April 15, 2019, Enel Distribución Chile S.A. filed an appeal with the Court of Appeals of Santiago. On April 30, 2019, a resolution was issued that considered the appeal and requested a report from the Superintendency of Electricity and Fuels. On May 17, 2019, the Superintendency of Electricity and Fuels issued a report, and the claim was ready to be heard by the court on May 24, 2019. On June 10, 2019, Enel Distribución Chile S.A. requested that a trial period be opened, which was rejected by a resolution dated June 11, 2019, in respect of which Enel Distribución Chile filed a motion for reconsideration. On June 26, 2019, the court rejected the motion for reconsideration. A hearing of the case took place on September 27, 2019. On November 19, 2019, the Court of Appeals of Santiago issued a ruling rejecting the appeal filed, against which a further appeal was filed on November 30, 2019. On December 26, 2019, the allegations of the parties were heard before the Third Chamber of the Supreme Court and the parties are awaiting the Supreme Court’s ruling.

3.9

By means of Exempt Resolution No. 24,246 dated June 13, 2018, the Superintendency of Electricity and Fuels imposed a fine of 2,000 UTM (ThCh$ 99,246) on Enel Distribución Chile S.A. for operating its facilities in violation of current electrical regulations, by not maintaining its facilities in good condition, as evidenced by the electric shock produced in the insulator of portal No. 74 of the 110 Kv Cerro Navia-Lo Prado line, attributed to contamination from bird droppings, which affected the electricity supply of customers for more than 2 hours. In opposition to this resolution, Enel Distribución Chile filed a motion for reconsideration, which was rejected by Exempt Resolution No. 28,857 dated April 23, 2019. On May 14, 2019, an appeal was filed with the Court of Appeals of Santiago. On June 5, 2019, a resolution was issued that considered the appeal and requested a report from the Superintendency of Electricity and Fuels. On July 24, 2019, the Superintendency of Electricity and Fuels issued a report, and the claim was ready to be heard on August 20, 2019. On October 29, 2019, the allegations of the parties were heard and subsequently, on December 6, 2019, the Court of Appeals of Santiago issued a ruling rejecting the appeal filed.  On December 18, 2019, Enel Distribución Chile S.A. filed an appeal for a hearing and judgment with the Supreme Court.

In relation to the litigation proceedings described above, the Group had established provisions for ThCh$7,488,391 as of December 31, 2019 (see Note 25). Although there are other lawsuits that also have associated provisions but are not described in this note because they individually represent immaterial amounts, the management of the Company considers that the provisions recorded in the consolidated financial statements are adequate to cover the risks of litigation and therefore do not expect additional liabilities other than those already specified.

Given the characteristics of the risks covered by these provisions, it is not possible to determine a reasonable schedule of payment dates if there are any.

36.4 Financial restrictions.

A number of the Company’s debt agreements, and those of some of its subsidiaries, include routine obligations to comply with certain financial ratios, affirmative and negative covenants, as well as event of default and mandatory prepayment provisions.

1. Cross Default

Under Enel Chile’s bank loan agreement executed in June 2019 and maturing in June 2024, the cross payment default clause could be triggered by the default of another debt of the Company or of any of its Significant Subsidiaries (as defined contractually), provided that both the principal of the single debt giving rise to the cross default exceeds US$150 million or its equivalent in other currencies and that the amount in default also exceeds US$150 million, or its equivalent. Additional conditions must be met, including the expiration of grace periods (if any), and a formal notice of intent to accelate the debt repayment must have been give by creditos representing over 50% of the amount owed or committed in the contract. As of December 31, 2019, these credit lines are undrawn.

For the SEC registered public bonds issued by the Company in the United States of America, commonly referred to as “Yankee bonds,” a cross default may be triggered by another debt of the Company on an individual level, or of any Significant Subsidiaries (as defined in the Indenture), for any amount overdue provided that the principal of the debt giving rise to the cross payment default exceeds US$150 million, or its equivalent in other currencies. Debt acceleration due to cross payment default does not occur automatically but has to be requested by the Trustee, or by holders of at least 25% of the specific series of Yankee bonds. Bankruptcy or insolvency of only Significant Subsidiaries may trigger a default of the Yankee bonds. As of December 31, 2019, the outstanding amount for the Yankee bonds maturing in 2028 was US$ 1 billion equivalent to ThCh$ 733,128,457.

In the bonds of Enel Generación Chile registered with SEC, commonly called “Yankee bonds”, the cross default for non-payment could be triggered by another debt of the same company, or of any of its Chilean subsidiaries, for any amount overdue, provided that the principal of the debt that gives rise to the cross default exceeds US$30 million, or its equivalent in other currencies. Debt acceleration due to a cross-default does not occur automatically, but must be demanded by the holders of at least 25% of the bonds of that certain series of Yankee bonds.

The Yankee bonds of Enel Generación Chile expire in 2024, 2027, 2037 and 2097, have similar contractual provisions as those detailed for Enel Chile. However, in the case of the Yankee bond maturing in 2024, the threshold that gives rise to cross default is US$50 million or its equivalent in other currencies. As of December 31, 2019, the amount owed for the Yankee bonds was US$ 717 million equivalent to ThCh$537,266,386.

Enel Generación Chile bonds issued in Chile state that cross default can be triggered only by the default of the issuer when the amount in default exceeds US$50 million or its equivalent in other currencies. Debt acceleration requires the agreement of at least 50% of the bondholders of that certain series. As of December 31, 2019, the outstanding amount of the Chilean bonds was ThCh$306,895,060.

The bank loan that Enel Green Power Chile executed in February 2017 for US$30 million states that the cross default is triggered by default of Enel Green Power Chile or any material subsidiary, as defined contractually. For the acceleration of this debt due to a cross default arising from another debt, the amount in default, either individually or in the aggregate, must exceed US$50 million, or its equivalent in other currency. As of December 31, 2019, the outstanding amount for this loan was ThCh$22,592,723.

2. Financial covenants

Financial covenants are contractual commitments with respect to minimum or maximum financial ratios that a company is obliged to meet at certain periods of time (quarterly, annually, etc.), and in certain cases only when certain conditions are met. Most of the financial covenants of the Company limit leverage and track the ability to generate cash flow that will service the companies’ indebtedness. Certain companies are also required to periodically certify these covenants. The types of covenants and their respective limits vary based on debt and contract type.

Enel Generación Chile bonds issued in Chile include the following financial covenants whose definitions and calculation formulas are established in the respective indentures:

Series H

• Consolidated Debt Ratio: The consolidated debt ratio, which is Financial Debt to Capitalization, must be less than or equal 0.64. Financial debt is the sum of Interest-bearing loans, current; Interest-bearing loans, non-current; Other financial liabilities, current; Other financial liabilities, non-current; and Other obligations guaranteed by the issuer or its subsidiaries; while Capitalization is the sum of Financial liabilities and Total Equity. As of December 31, 2019, the ratio was 0.30.

• Consolidated Equity: A minimum equity of Ch$781,206 million must be maintained; this limit is adjusted at the end of each year as established in the indenture. Equity corresponds to Equity attributable to the shareholders of Enel Generación Chile. As of December 31, 2019, the equity of Enel Generación Chile was Ch$1,963,775 million.

• Financial Expense Coverage: A financial expense coverage ratio of at least 1.85 must be maintained. Financial expense coverage is the quotient between i) the gross margin plus financial income and dividends received from investments in associates, and ii) financial expenses; both items refer to the period of four consecutive quarters ending on the quarter being reported. For the year ended December 31, 2019, this ratio was 10.43.

• Net Asset Position with Related Companies: A net asset position with related companies of no more than US$500 million the equivalent amount in pesos, according to the exchange rate observed at the end of each quarter. The Net asset position with related companies is the difference between i) the sum of current accounts receivable from related parties of Current Assets and Accounts Receivable from Related Entities of Non-Current Assets and ii) the sum of Accounts Payable to Related Entities of Current Liabilities and Accounts Payable to Related Entities of Non-Current Liabilities. The corresponding amounts must be excluded from the above: i) transactions that have a duration of less than 180 days, and ii) transactions that refer to balances in checking accounts, documents and accounts of Enel Generación Chile or its subsidiaries that originate in the ordinary course of business of Enel Generación Chile or its subsidiaries. Likewise, transactions of affiliated companies of Enel Generación Chile and of affiliated companies of its subsidiaries should also be excluded,  as long as  the respective affiliated company Enel Chile S.A. has no participation, either directly or indirectly through a subsidiary or affiliated company of Enel Chile S.A., other than through Enel Generación Chile and its subsidiaries. As of December 31, 2019, using the exchange rate prevailing on that date, the Net asset position with related companies was a negative US$252.58 million, indicating that Enel Generación Chile is a net creditor of its related companies.

Series M

• Consolidated Debt Ratio: The consolidated debt ratio, which is Financial debt to Capitalization, must be less than or equal to 0.64. Financial debt is the sum of Interest-bearing loans, current; Interest-bearing loans, non-current; Other financial liabilities, current; and Other financial liabilities, non-current; while Capitalization is the sum of Financial liabilities, Equity attributable to the shareholders of the Company and Non-controlling interests. As of December 31, 2019, the debt ratio was 0.30.

• Consolidated Equity: Same as for Series H.
• Financial Expense Coverage Ratio: Same as for Series H.

Yankee bonds of Enel Generación Chile and the debt sign on January 2018 by Enel Chile are not subject to financial covenants.

As of December 31, 2019, the most restrictive financial covenant for Enel Generación Chile was Coverage ratio of Financial Expenses.

The other Group companies not mentioned in this Note, are not subject to compliance with financial covenants.

Finally, in most of the contracts, debt acceleration for non-compliance with these covenants does not occur automatically, but is subject to certain conditions, such as a grace period.

As of December 31, 2019, neither the Company nor any company of the Group was in default under their financial obligations summarized herein or other financial obligations whose defaults might trigger the acceleration of their financial commitments.